Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt discount	$ 7,000	$ 7,000
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, authorized	1,000,000	24,545,386
Redeemable preferred stock, issued	0	23,858,824
Redeemable preferred stock, outstanding	0	23,858,824
Liquidation Preference		$ 67,417
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	110,000,000	43,763,126
Common stock, outstanding (in shares)	36,849,076	6,121,253